Commitments and Contingencies (Details) - Schedule of Lease Payments for the Company's Right-of-Use Assets over the Remaining Lease Periods - USD ($) $ in Thousands		Dec. 31, 2023	Dec. 31, 2022
Schedule of Lease Payments for the Company's Right-of-Use Assets Over the Remaining Lease Periods [Abstract]
2024		$ 357
2025		290
2026		220
2027		144
Total undiscounted lease payment		1,011
Less: Interest	[1]	(133)
Present value of lease liabilities		$ 878	$ 1,141

[1]	Future lease payments were discounted by 7.98%-15.04% interest rate.